Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Receivable	Accounts receivable break down as follows:

(€ million)	June 30, 2020	December 31, 2019
Gross value	7,379	8,090
Allowances	(176)	(153)
Carrying amount	7,203	7,937

Summary of Gross Value of Overdue Receivables
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months
June 30, 2020	633	210	208	81	29	105
December 31, 2019	642	269	171	61	36	105